Use of Estimates and Judgments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of changes in accounting estimates [line items]
COVID-19 costs	$ (54)	$ (78)